INCOME TAXES (Schedule of Income Taxes by Tax Jurisdictions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from operations before income tax:
PRC	$ (107,662,760)	$ (111,763,011)	$ 61,183,507
Other jurisdictions	(9,635,640)	3,698,354	(3,882,090)
Income (loss) before income taxes	$ (117,298,400)	$ (108,064,657)	$ 57,301,417